UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America1
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

1 The Tax-Exempt Money Fund of America converted from a money market fund into the American Funds Short-Term Tax-Exempt Bond Fund effective August 7, 2009.

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

June 30, 2009
unaudited

Short-term securities — 101.32%	Principal amount (000)	Value (000)

ALABAMA — 0.54%
Industrial Dev. Board of the City of Decatur, Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2001, AMT, 0.35% 2035[1]	$1,600	$1,600
Industrial Dev. Auth. of Mobile County, Pollution Control Rev. Ref. Bonds (ExxonMobil Project),
Series 2002, 0.28% 2032[1]	1,615	1,615
		3,215

ARIZONA — 6.95%
Industrial Dev. Auth., County of Apache, Industrial Dev. Rev. Bonds, 1983 Series B
(Tuscon Electric Power Co. Springerville Project), 0.40% 2018[1]	8,900	8,900
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 0.28% 8/12/2009	21,475	21,472
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 0.28% 8/13/2009	11,000	10,999
		41,371

CALIFORNIA — 1.85%
Metropolitan Water Dist. of Southern California (The), Water Rev. Bonds 2000 Authorization, Series B-3, 0.17% 2035[1]	10,000	10,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.25% 2037[1]	1,000	1,000
		11,000

COLORADO — 0.64%
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.23% 2036[1]	2,350	2,350
Health Facs. Auth., Rev. Bonds (Exempla, Inc.), Series 2002-B, 0.23% 2033[1]	1,450	1,450
		3,800

CONNECTICUT — 3.45%
Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue), Series K-1, 0.18% 2025[1]	2,500	2,500
Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series S-1, TECP, 0.30% 8/24/2009	8,000	7,998
Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series S-2, TECP, 0.30% 7/10/2009	8,000	8,000
Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series S-2, TECP, 0.30% 9/3/2009	2,000	2,000
		20,498

FLORIDA — 1.92%
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 0.50% 8/24/2009	5,700	5,700
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project),
Series 2007, AMT, 0.45% 2027[1]	2,000	2,000
School Board of Orange County, Certs. of Part., Series 2008-E, 0.32% 2022[1]	3,700	3,700
		11,400

GEORGIA — 0.47%
Dev. Auth. of Fulton County, Educational Facs. Rev. Bonds (Catholic Education of North Georgia, Inc. Project),
Series 2002, 0.32% 2028[1]	2,770	2,770

ILLINOIS — 4.42%
Board of Education of the City of Chicago, G.O. Ref. Bonds, Series 2009-B, 0.18% 2031[1]	2,500	2,500
City of Chicago, Water Rev. Ref. Bonds, Series 2004-2, 0.30% 2031[1]	10,000	10,000
Dev. Fin. Auth., Solid Waste Disposal Demand Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.40% 2023[1]	2,000	2,000
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2008-B, 0.35% 2029[1]	11,785	11,785
		26,285

INDIANA — 0.59%
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Hospitals Project), Series 2000-B, 0.32% 2028[1]	3,500	3,500

KENTUCKY— 0.34%
County of Breckinridge, Association of Counties Leasing Trust, Lease Program Rev. Bonds, Series 1999, 0.23% 2029[1]	1,010	1,010
County of Breckinridge, Association of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2001-A, 0.23% 2031[1]	1,035	1,035
		2,045

LOUISIANA — 0.37%
Industrial Dev. Board of the Parish of Calcasieu, Inc., Environmental Rev. Bonds (Citgo Petroleum Corp. Project),
Series 1994, AMT, 0.35% 2024[1]	1,200	1,200
Parish of St. Charles, Pollution Control Rev. Ref. Bonds (Shell Oil Co. Project), Series 1992-B, 0.25% 2022[1]	1,000	1,000
		2,200

MARYLAND — 7.43%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.45% 7/8/2009	10,000	10,000
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds
(Barrington Apartments Project), Series 2003-A, AMT, 0.36% 2037[1]	2,270	2,270
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 0.40% 7/6/2009	11,350	11,350
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 0.35% 7/13/2009	10,000	10,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 0.30% 8/5/2009	2,000	2,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 0.25% 8/7/2009	8,611	8,611
		44,231

MASSACHUSETTS — 2.52%
Port. Auth., Series 2003-A, TECP, 0.27% 8/4/2009	5,000	5,000
Port. Auth., Series 2003-B, AMT, TECP, 0.22% 8/4/2009	10,000	9,999
		14,999

MICHIGAN — 3.92%
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2002-A, 0.27% 2032[1]	3,300	3,300
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.15% 8/3/2009	20,000	20,000
		23,300

MINNESOTA — 8.33%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 0.30% 7/13/2009	6,500	6,500
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-D, TECP, 0.30% 7/13/2009	5,000	5,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2008-C, TECP, 0.25% 8/17/2009	10,000	10,000
Regents of the University of Minnesota, Series 2005-A, TECP, 0.15% 8/3/2009	2,100	2,100
Regents of the University of Minnesota, Series 2007-B, TECP, 0.15% 8/3/2009	9,985	9,985
Regents of the University of Minnesota, Series 2007-C, TECP, 0.15% 8/4/2009	16,000	16,000
		49,585

MISSOURI — 0.25%
Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University),
Series 1996-D, 0.27% 2030[1]	1,500	1,500

MONTANA — 0.18%
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project),
Series 1998, AMT, 0.37% 2038[1]	1,100	1,100

NEBRASKA — 4.15%
Omaha Public Power Dist., TECP, 0.35% 7/13/2009	6,800	6,800
Omaha Public Power Dist., TECP, 0.35% 7/13/2009	2,500	2,500
Omaha Public Power Dist., TECP, 0.25% 8/7/2009	8,400	8,398
Omaha Public Power Dist., TECP, 0.25% 8/10/2009	7,000	6,998
		24,696

NEVADA — 4.54%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.30% 7/14/2009	27,000	26,998

NEW YORK — 4.60%
Dormitory Auth., Cornell University Rev. Bonds, Series 2008-B, 0.30% 2037[1]	9,300	9,300
Dormitory Auth., Rev. Bonds (Cornell University), Series 2008-C, 0.18% 2037[1]	5,800	5,800
Tompkins County, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project),
Series 2002-A, 0.18% 2030[1]	1,000	1,000
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.27% 2022[1]	11,270	11,270
		27,370

NORTH CAROLINA — 0.52%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.30% 8/3/2009	2,075	2,075
Capital Facs. Fin. Agcy., Educational Facs. Rev. Bonds (Methodist College, Inc.), Series 2005, 0.27% 2030[1]	1,000	1,000
		3,075

OHIO — 0.17%
Collateralized Air Quality, Dev. Rev. Ref. Bonds (Dayton Power and Light Company Project),
Series 2008-A, 0.35% 2040[1]	1,000	1,000

OREGON — 2.35%
G.O. Veterans’ Welfare Demand Bonds, Series 73-G, 0.20% 2018[1]	14,000	14,000

RHODE ISLAND — 1.34%
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University),
Series 2006-A, TECP, 0.40% 7/7/2009	8,000	8,000

SOUTH CAROLINA — 4.09%
Berkeley County, Pollution Control Rev. Ref. Bonds (Amoco Chemical Co. Project), Series 1994, 0.25% 2012[1]	3,100	3,100
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.43% 7/6/2009	6,505	6,505
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.28% 8/11/2009	2,437	2,436
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.30% 8/19/2009	12,300	12,297
		24,338

SOUTH DAKOTA — 0.25%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project),
Series 1997-B, 0.24% 2032[1]	1,500	1,500

TENNESSEE — 0.58%
Health and Educational Facs. Board of the Metropolitan Govt. of Nashville and Davidson County, Demand Multi-family
Housing Rev. Bonds (Weatherly Ridge Apartments Project), Series 2006-A, AMT, 0.37% 2041[1]	2,500	2,500
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects),
Series 1998, 0.32% 2018[1]	930	930
		3,430

TEXAS — 24.17%
Calhoun County, Navigation Industrial Dev. Auth. Port Rev. Bonds (British Petroleum Company P.L.C., Guarantor),
Series 1998, AMT, 0.35% 2024[1]	1,000	1,000
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project),
Series 1995, AMT, 0.31% 2027[1]	9,000	9,000
Capital Area Cultural Education, Facs. Fin. Corp., Demand Rev. Bonds (Summit Christian Academy Project),
Series 2006, 0.47% 2033[1]	1,500	1,500
Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the Performing Arts
Foundation, Inc. Project), Series 2008-B, 0.18% 2041[1]	2,000	2,000
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 0.28% 2030[1]	3,800	3,800
Harris County, Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	2,000	2,022
Harris County, Unlimited Notes, Series C, TECP, 0.40% 7/7/2009	19,055	19,055
Harris County, Unlimited Notes, Series C, TECP, 0.30% 8/5/2009	3,000	3,000
Harris County, Unlimited Notes, Series C, TECP, 0.30% 8/6/2009	7,000	7,000
Harris County, Unlimited Notes, Series C, TECP, 0.30% 8/14/2009	2,000	1,999
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 0.40% 7/9/2009	6,100	6,100
City of Houston, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,500	10,721
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.30% 7/7/2009	2,000	2,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.35% 7/8/2009	5,000	5,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.40% 7/10/2009	1,400	1,400
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.25% 8/4/2009	2,000	2,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.30% 8/25/2009	5,000	4,999
Public Fin. Auth., G.O. Notes, Series 2002-B, TECP, 0.25% 8/12/2009	8,000	7,998
Public Fin. Auth., G.O. Notes, Series 2008, TECP, 0.25% 8/10/2009	2,000	1,999
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,030
Public Fin. Auth., G.O. Notes, Series 2003, TECP, 0.40% 7/10/2009	9,000	9,000
Public Fin. Auth., G.O. Notes, Series 2003, TECP, 0.20% 7/16/2009	14,000	14,000
Public Fin. Auth., G.O. Notes, Series 2003, TECP, 0.20% 7/16/2009	11,200	11,200
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 0.30% 7/2/2009	4,000	4,000
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 0.30% 7/9/2009	6,000	6,000
		143,823

UTAH — 1.51%
Board of Regents, Student Loan Rev. Bonds, Series 2008-A, AMT, 0.42% 2048[1]	9,000	9,000

VIRGINIA — 0.79%
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University
Foundations Projects), Series 2006, 0.32% 2036[1]	1,705	1,705
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project),
Series 1987-B, TECP, 0.20% 7/6/2009	3,000	3,000
		4,705

WASHINGTON — 2.34%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2007, AMT, 0.35% 2041[1]	2,800	2,800
Econ. Dev. Fin. Auth. Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-E, AMT, 0.40% 2027[1]	5,000	5,000
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project),
Series 2005-A, AMT, 0.37% 2041[1]	2,500	2,500
Public Power Supply System, Project No. 1 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.35% 2017[1]	3,600	3,600
		13,900

WISCONSIN — 1.11%
Operating Notes of 2009, 2.50% 6/15/2010	5,000	5,098
University of Wisconsin Hospitals and Clinics Auth., Demand Rev. Ref. Bonds, Series 2009-1, 0.35% 2032[1]	1,500	1,500
		6,598

WYOMING — 4.64%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 0.20% 2017[1]	7,000	7,000
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.20% 2017[1]	6,000	6,000
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 0.40% 7/9/2009	4,800	4,800
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 0.30% 8/6/2009	7,700	7,700
Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.15% 2020[1]	2,100	2,100
		27,600

Total investment securities (cost: $602,832,000)		602,832
Other assets less liabilities		(7,836)

Net assets		$594,996

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23
Gross unrealized depreciation on investment securities	(23)
Net unrealized depreciation on investment securities	—	*
Cost of investment securities for federal income tax purposes	602,832

*Amount less than one thousand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-960-0809O-S21442

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (FORMERLY KNOWN AS THE TAX-EXEMPT MONEY FUND OF AMERICA)

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: August 28, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 28, 2009